ORGANIZATION AND BUSINESS OPERATIONS (Details Textual)	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Operations Commenced Date		May 16, 2012
Entity Incorporation, State Country Name	Maryland	Maryland
Entity Incorporation, Date of Incorporation	Mar. 28, 2012	Mar. 28, 2012